Note 43 - Condensed Balance Sheet (Deutsche Bank Parent) (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets [Abstract]
Total assets	€ 1,391,000	€ 1,317,000	€ 1,344,000
Liabilities and equity [Abstract]
Total equity	81,865	76,330	€ 72,141	€ 68,099
Deutsche Bank AG (Parent) [Member]
Assets [Abstract]
Cash and central bank balances	117,769	149,493
Financial assets at fair value through other comprehensive income	68,423	54,038
Investments in associates	285	291
Total assets	1,333,178	1,247,496
Liabilities and equity [Abstract]
Long-term debt	154,437	143,919
Total liabilities	1,265,448	1,186,414
Total shareholders equity	56,179	52,513
Additional equity components	11,550	8,569
Total equity	67,729	61,082
Total liabilities and equity	1,333,178	1,247,496
Deutsche Bank AG (Parent) [Member] | Bank subsidiaries [Member]
Assets [Abstract]
Interbank balances (w/o central banks)	24,335	10,787
Central bank funds sold and securities purchased under resale agreements	0	0
Financial assets at fair value through profit or loss	2,049	2,972
Investment in subsidiaries	6,830	5,569
Loans	45,569	56,042
Other assets	2,727	2,679
Liabilities and equity [Abstract]
Deposits	28,657	30,781
Central bank funds purchased, securities sold under repurchase agreements and securities loaned	1,298	563
Financial liabilities at fair value through profit or loss	3,038	3,613
Other short-term borrowings	586	127
Other liabilities	1,624	1,660
Deutsche Bank AG (Parent) [Member] | Nonbank subsidiaries [Member]
Assets [Abstract]
Central bank funds sold and securities purchased under resale agreements	9,340	10,783
Financial assets at fair value through profit or loss	2,203	968
Investment in subsidiaries	26,311	24,989
Loans	36,467	33,581
Other assets	10,947	11,372
Liabilities and equity [Abstract]
Deposits	14,197	13,453
Central bank funds purchased, securities sold under repurchase agreements and securities loaned	28,881	38,260
Financial liabilities at fair value through profit or loss	1,329	1,261
Other short-term borrowings	684	814
Other liabilities	6,282	8,541
Deutsche Bank AG (Parent) [Member] | Other subsidiaries [Member]
Assets [Abstract]
Interbank balances (w/o central banks)	5,298	4,869
Central bank funds sold and securities purchased under resale agreements	40,835	14,758
Financial assets at fair value through profit or loss	480,479	409,623
Loans	353,037	350,411
Other assets	100,273	104,272
Liabilities and equity [Abstract]
Deposits	568,530	530,991
Central bank funds purchased, securities sold under repurchase agreements and securities loaned	3,718	3,025
Financial liabilities at fair value through profit or loss	359,961	314,707
Other short-term borrowings	9,681	9,283
Other liabilities	€ 82,547	€ 85,416